Debt Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt Obligations

Note 9. Debt Obligations

The Company entered into an unsecured loan with Blue Victory during the year ended December 31, 2017. The Company borrowed $2,381,793 and repaid $3,492,089 under the loan during the year ended December 31, 2020 and borrowed $2,623,258 and repaid $414,954 during six-month period ended June 30, 2021. Accordingly, the amount of principal outstanding under the loan was $2,208,304 at June 30, 2021. The Company recognized $32,205 and $39,866 of interest expense under the loan during the three- and six-month periods ended June 30, 2021, respectively, and recognized $16,864 and $36,727 of interest expense under the loan during the three- and six-month periods ended June 30, 2020, respectively.

On August 30, 2018, the Company entered into a secured convertible promissory note with Seenu G. Kasturi pursuant to which the Company borrowed $622,929 to help finance the Fat Patty’s Acquisition. At the date of the financing, because the effective conversion rate of the convertible note was less than the market value of the Company’s common stock, a beneficial conversion feature of $155,732 was recorded as a discount to the convertible note and an increase to additional paid in capital. The Company recorded a total of $31,132 for amortization of the discount to the convertible note during the year ended December 31, 2020. Accordingly, the amount of unamortized debt discount outstanding was $76,734 at December 31, 2020. The Company recorded $7,762 and $15,347 for amortization of the discount to the convertible note during the three- and six-month period ended June 30, 2021, respectively. Accordingly, the amount of unamortized debt discount outstanding was $61,297 at June 30, 2021, and the principal balance of the note net of unamortized debt discount outstanding was $622,929 at June 30, 2021. The Company recognized $9,314 and $18,526 of interest expense under the convertible note during the three- and six-month periods ended June 30, 2021, respectively, and recognized $9,314 and $18,627 of interest expense under the convertible note during the three- and six-month periods ended June 30, 2020, respectively.

On October 11, 2019, ARC WingHouse entered into the Loan Agreement with City National Bank pursuant to which the Company borrowed $12,250,000 to help fund the acquisition of the WingHouse Concept. In connection therewith, ARC WingHouse issued the CNB Note in favor of City in the amount of $12,250,000. The Company repaid $384,434 and $859,854 under the loan during the three-month and six-month periods ended June 30, 2021, respectively. Accordingly, the amount of principal outstanding under the loan was $10,148,919 at June 30, 2021. The Company recognized $151,097 and $306,315 of interest expense under the loan during the three-month and six-month periods ended June 30, 2021, respectively.

In addition, on October 11, 2019, ARC WingHouse issued the KCT Note in favor of the Kasturi Children’s Trust in the amount of $1,250,000 pursuant to which ARC WingHouse borrowed the funds comprising the First ARCWH Deposit. No payments were made by ARC WingHouse under the KCT Note during the three-month and six-month periods ended June 30, 2021, respectively. Accordingly, the full principal amount of the KCT Note remained outstanding at June 30, 2021. The Company recognized $18,648 and $37,295 of interest expense under the loan during the three-month and six-month periods ended June 30, 2021, respectively.In addition, on October 11, 2019, ARC WingHouse issued the SW Note in favor of Soaring Wings in the amount of $1,000,000 pursuant to which ARC WingHouse borrowed the funds comprising the Second ARCWH Deposit. Accordingly, the full principal amount of the SW Note was paid in full in the year-ended December 31, 2020.

On October 13, 2020, Soaring Wings sold the SW Notes to Kasturi Childrens’ Trust. In connection therewith, Kasturi Childrens’ Trust and ARC WingHouse entered into allonges to each of the SW Notes pursuant to which: (i) the maturity dates of each of the SW Notes was extended to October 15, 2021, (ii) ARC WingHouse agreed to make quarterly interest payments of $17,882 on the First SW Note commencing January 1, 2021, and (iii) ARC WingHouse agreed to make quarterly interest payments of $12,500 on the Second SW Note commencing January 1, 2021.  ARC WingHouse elected to repay the SW Note balance in its entirety on December 29th, 2020.

On October 11, 2019, the Company and ARC WingHouse jointly issued a promissory note in favor of Soaring Wings in the amount of $792,100 pursuant to which the Company and ARC WingHouse agreed to repay funds utilized by Soaring Wings to pay various accrued but unpaid expenses of ARC WingHouse (the “Second SW Note”; together with the First SW Note, the “SW Notes”). Interest accrues under the Second SW Note at a rate of nine percent (9%) per annum commencing May 1, 2020. The entire principal balance of the Second SW Note Plus all accrued interest due and payable on December 31,2020.

On October 13, 2020, Soaring Wings sold the second SW Note note to Kasturi Childrens’ Trust. In connection therewith, Kasturi Childrens’ Trust and ARC WingHouse entered into allonges to each of the SW Notes pursuant to which: (i) the maturity was extended to October 15, 2021, (ii) ARC WingHouse agreed to make quarterly interest payments of  $12,500 on the Second SW Note commencing January 1, 2021.  ARC WingHouse elected to repay the SW Note balance in its entirety with the final payment made on December 1, 2020.

First Round of Paycheck Protection Program Loans

Between April 15, 2020 and April 17, 2020, the Company and each of ARC WingHouse, Seediv, ARC Fat Patty’s, DWAG Tallahassee, LLC, a Florida limited liability company that is a wholly-owned subsidiary of the Company, and DWAG Valdosta, LLC, a Georgia limited liability company that is a wholly-owned subsidiary of the Company (“DWAG Valdosta”), executed loan documents for loans in the aggregate amount of $6,064,560 for which City National Bank served as lender pursuant to the Paycheck Protection Program of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) as administered by the U.S. Small Business Administration (the “SBA”). On April 19, 2020, the Company learned that the loans had been funded and closed. The remaining balance as of June 30, 2021 was $788,256.

The loans are evidenced by promissory notes issued by the borrowers in favor of City National Bank. The notes have a term of two years and bear interest at a rate of one percent (1%) per year. Monthly principal and interest payments will commence on the six-month anniversary of the loans. The borrowers may prepay the loans at any time without incurring any prepayment penalties. Under the terms of the loans, up to the entire amount of principal and accrued interest may be forgiven to the extent the proceeds of the loans are used for qualifying expenses as described in the CARES Act and applicable implementing guidance issued by the SBA. The notes provide for customary events of default, including, among others, those relating to failure to make payment, bankruptcy, breaches of representations and certain material adverse events.

ARC WingHouse applied for and received complete forgiveness of the $4,542,860 loan it received under the PPP loan program. Principal and accrued interest were fully forgiven on June 8, 2021. As authorized by Section 1106 of the CARES Act, SBA has remitted to the Lender of Record the payment for forgiveness of the Borrower’s Paycheck Protection Program (PPP) loan.

ARC Fat Patty’s applied for and received complete forgiveness of the $884,600 loan it received under the PPP loan program. Principal and accrued interest were fully forgiven on November 25, 2020. As authorized by Section 1106 of the CARES Act, SBA has remitted to the Lender of Record the payment listed above for forgiveness of the Borrower’s Paycheck Protection Program (PPP) loan.

On May 15, 2021, the Company recognized $10,000 of other income as a result of the forgiveness of the EIDL loan.

ARC Fat Patty’s Main Street Loan

On September 18, 2020 ARC Fat Patty’s, LLC, a wholly-owned subsidiary of the Company (“ARC Fat Patty’s”) executed a Loan and Security Agreement, a Promissory Note, and related documents for a loan in the aggregate amount of $4,369,860 for which City National Bank of Florida (“City National Bank”) served as lender pursuant to the Main Street Priority Loan Facility as established by the Board of Governors of the Federal Reserve System Section 13(3) of the Federal Reserve Act. On September 24, 2020, the Company learned that the Loans had been funded and closed.

The note has a term of five years and bears interest at a rate per annum equal to: (i) the London Interbank Offered Rate for 30-day U.S. dollar deposits as published in the “Money Rates” column of the local edition of The Wall Street Journal, plus (ii) three percent (3%). Commencing on October 18, 2021 and continuing on the eighteenth (18th) day of each month thereafter, ARC Fat Patty’s shall make consecutive monthly payments of accrued interest. On September 18, 2023 and September 18, 2024, ARC Fat Patty’s must make an annual payment of principal plus accrued but unpaid interest in an amount equal to fifteen percent (15%) of the outstanding principal balance of the note (inclusive of accrued but unpaid interest). The entire outstanding principal balance of the note together with all accrued and unpaid interest is due and payable in full on September 18, 2025. ARC Fat Patty’s may prepay the loan at any time without incurring any prepayment penalties. The note provides for customary events of default, including, among others, those relating to a failure to make payment, bankruptcy, breaches of representations and covenants, and the occurrence of certain events. As security for the Note, ARC Fat Patty’s granted City National Bank a security interest in and to any and all of its property.

The principal amount is $4,293,913 as of June 30, 2021. The Company recognized $69,765 and $106,991 of interest expense under the loan during the three-month and six-month periods ended June 30, 2021, respectively.

Transfer of Soaring Wings Promissory Notes

On October 15, 2020, Soaring Wings sold the SW Notes to the Kasturi Children’s Trust for $625,000. In connection therewith, the Kasturi Children’s Trust and ARC WingHouse entered into allonges to each of the SW Notes pursuant to which: (i) the maturity dates of each of the SW Notes was extended to October 15, 2021, (ii) ARC WingHouse agreed to make quarterly interest payments of $17,882 on the First SW Note commencing January 1, 2021, and (iii) ARC WingHouse agreed to make quarterly interest payments of $12,500 on the Second SW Note commencing January 1, 2021. All principal and accrued but unpaid interest is due in full on the maturity dates of the SW Notes.

ARC WingHouse Main Street Loan

On October 22, 2020, ARC WingHouse executed a Loan and Security Agreement, a Promissory Note, and related documents for a loan in the aggregate amount of $3,180,900 for which City National Bank served as lender pursuant to the Main Street Priority Loan Facility as established by the Board of Governors of the Federal Reserve System Section 13(3) of the Federal Reserve Act. On October 27, 2020, the Company learned that the Loans had been funded and closed. The note has a term of five years and bears interest at a rate per annum equal to: (i) the London Interbank Offered Rate for 30-day U.S. dollar deposits as published in the “Money Rates” column of the local edition of The Wall Street Journal, plus (ii) three percent (3%). Commencing on November 22, 2021 and continuing on the twenty-second (22nd) day of each month thereafter, ARC WingHouse shall make consecutive monthly payments of accrued interest. On October 22, 2023 and October 22, 2024, ARC WingHouse must make an annual payment of principal plus accrued but unpaid interest in an amount equal to fifteen percent (15%) of the outstanding principal balance of the note (inclusive of accrued but unpaid interest). The entire outstanding principal balance of the note together with all accrued and unpaid interest is due and payable in full on October 22, 2025. ARC WingHouse may prepay the loan at any time without incurring any prepayment penalties. The note provides for customary events of default, including, among others, those relating to a failure to make payment, bankruptcy, breaches of representations and covenants, and the occurrence of certain events. As security for the note, ARC WingHouse granted City National Bank a security interest in and to any and all of its property. As of June 30,2021 the outstanding balance of the Main Street Loan was $3,180,900 and accrued $49,214.19 in interest expense during the six months ending June 30, 2021.

Agreement to Guaranty Obligations

In connection with the completion of the WingHouse Asset Acquisition, Seenu G. Kasturi executed multiple guaranties guaranteeing all of ARC WingHouse’s obligations under the following; (i) the CNB Note, (ii) the SW Note, (iii) the SW Guarantee, (iv) the Store Master Funding WH Master Lease, (v) other WingHouse Leases, (vi) the Store Master Funding Fat Patty’s Master lease, (vii) the Seediv Leases, and (viii) other agreements in connection therewith. By executing the guarantees for the benefit of ARC Group Inc and its subsidiaries, Seenu G Kasturi, the “Guarantor” guaranteed lease and promissory note payments in excess of $58,750,000. In consideration for the Guarantor agreeing to execute the Guarantees, the company agreed to compensate the Guarantor a total of $2,937,500, representing 5% of the total guaranteed payments. The payments are due from immediately available funds in such amounts available and at such times they are available. As of December 31, 2020  and June 30, 2021 the balance owed to Seenu G Kasturi in connection with the “Agreement to Guarantee Obligations” was $2,646,091.

US Premium Finance

ARC WingHouse finances its insurance policy premiums. As such, the Company entered into two policy premium financing contracts with US Premium Financing covering (1) Cyber Liability (CL) & Employment Practiced Liability (EPLI) and (2) Windstorm, Excess Liability, & Property. The CL & EPLI policy was financed at a rate of 5.26% per annum with 10 monthly payments commencing on November 11, 2020. The total policy premium was $80,858 of which the Company made a $20,266 down payment. The resulting principal financed was $60,532 after doc stamps and other fees. Over the life of the loan, the Company will incur $1,469 in total finance charges. The second policy was financed at a rate of 3.5% per annum with 10 monthly payments commencing on September 29, 2020. The total policy premium was $464,704 of which the Company made a $94,102 down payment. The resulting principal financed was $371,904 after doc stamps and other fees. Over the life of the loan, the Company will incur $5,992 in total finance charges. The balance of the finance contract was $170,363 and $226,737 on June 30, 2021 and December 31, 2020 respectively.

Second Round of Paycheck Protection Program Loans

Between January 20, 2021 and February 1, 2021, the Company and each of ARC WingHouse, Seediv, ARC Fat Patty’s, LLC, and DWAG Valdosta, LLC, which are subsidiaries of the Company, executed loan documents for loans in the aggregate principal amount of $4,048,850 for which City National Bank served as lender pursuant to the Paycheck Protection Program of the CARES Act as administered by the SBA. Between February 2, 2021 and April 30, 2021, loans in the aggregate principal amount of $4,059,948 were funded and closed.

The loans are evidenced by promissory notes issued by the borrowers in favor of City National Bank. The notes have a term of five years and bear interest at a rate of one percent (1%) per year. Monthly principal and interest payments will commence on 10th day after the first month after the expiration of the Deferment Period (as defined below). The borrowers may prepay the loans at any time without incurring any prepayment penalties. Under the terms of the loans, up to the entire amount of principal and accrued interest may be forgiven to the extent the proceeds of the loans are used for qualifying expenses as described in the CARES Act and applicable implementing guidance issued by the SBA. The notes provide for customary events of default, including, among others, those relating to failure to make payment, bankruptcy, breaches of representations and certain material adverse events. “Deferment Period” means the period commencing on the date the applicable loans closed and ending on the earlier of: (a) the date on which the amount of loan forgiveness for the applicable loan determined under section 1106 of the CARES Act is remitted to City National Bank by the SBA, (b) the date that the SBA advises City National Bank that all or part of the applicable loan has not been forgiven, provided that the applicable borrower has applied for forgiveness within 10 months of the end of the Forgiveness Period (as defined below) of the loan or (c) if the applicable borrower fails to apply for forgiveness for the applicable by the end of the Forgiveness Period, a date that is not earlier than the date that is 10 months after the last day of the Forgiveness Period.

“Forgiveness Period means the period beginning on the date the funds are disbursed to the applicable borrower (the “Disbursement Date”) and ending on any date selected by the borrower that is no earlier than the date eight weeks from the Disbursement Date and no later than the date 24 weeks from the Disbursement Date.

On February 9, 2021, the Company entered into a financing lease agreement with Ascentium Capital for the purchase of pizza ovens in 14 WingHouse restaurants. The principal balance was $188,977, with an annual interest rate of 6.99%, with a term of 72 months. The monthly payments are $2,507. The remaining principal balance is $177,412 as of June 30, 2021. The Company has recognized interest expense of $2,485 and $2,950 for the three-month and six-month periods ended June 30, 2021, respectively.

The carrying value of the Company’s outstanding promissory notes, net of unamortized discount of $215,162 and $537,773 at June 30, 2021 and December 31, 2020, respectively, and excluding financing and operating lease liabilities, was $29,390,495 and $28,015,319 at June 30, 2021 and December 31, 2020, respectively.

Note 11. Debt Obligations

The Company entered into an unsecured loan with Blue Victory during the year ended December 31, 2017. Interest accrues at a rate of six percent (6%) per annum. The entire outstanding principal balance of the Blue Victory Note plus all accrued interest is due and payable on demand by Blue Victory. The Company borrowed $277,707 and repaid $71,877 under the loan during the year ended December 31, 2019. Accordingly, the amount of principal outstanding under the loan was $1,110,296 at December 31, 2019. The Company borrowed $2,381,793 and repaid $3,492,089 under the loan during the year ended December 31, 2020. Accordingly, the amount of principal outstanding under the loan was $0  at December 31, 2020. The Company recognized $36,727 and $20,281 of interest expense under the loan during years ended December 31, 2020 and 2019.

On August 30, 2018, the Company entered into a secured convertible promissory note with Seenu G. Kasturi pursuant to which the Company borrowed $622,929 to help finance the Fat Patty’s Acquisition. At the date of the financing, because the effective conversion rate of the convertible note was less than the market value of the Company’s common stock, a beneficial conversion feature of $155,732 was recorded as a discount to the convertible note and an increase to additional paid in capital. The amount of unamortized debt discount outstanding was $76,806 and $107,952 at December 31, 2020 and 2019, respectively. The principal balance of the note net of unamortized debt discount outstanding was $546,123 and $514,977 at December 31, 2020 and 2019. The Company recognized $37,478 and $37,273 of interest expense under the convertible note during the years ended December 31, 2020 and 2019.

On October 11, 2019, ARC WingHouse entered into the Loan Agreement with City National Bank pursuant to which the Company borrowed $12,250,000 to help fund the acquisition of the WingHouse Concept. In connection therewith, ARC WingHouse issued the CNB Note in favor of City in the amount of $12,250,000. A description of the Loan Agreement and CNB Note is set forth herein under Note 4. Acquisition of WingHouse. The Company repaid $235,002 under the loan during the year ended December 31, 2019. Accordingly, the amount of principal outstanding under the loan was $12,014,998 at December 31, 2019. The Company recognized $123,961 of interest expense under the loan during year ended December 31, 2019. The Company repaid $1,099,692 under the loan during the year ended December 31, 2020. Accordingly, the amount of principal outstanding under the loan was $10,915,306 at December 31, 2020. The Company recognized $621,309 of interest expense under the loan during year ended December 31, 2020 and 2019, respectively.

In addition, on October 11, 2019, ARC WingHouse issued the KCT Note in favor of the Kasturi Children’s Trust in the amount of $1,250,000 pursuant to which ARC WingHouse borrowed the funds comprising the First ARCWH Deposit. A description of the KCT Note is set forth herein under Note 4. Acquisition of WingHouse. No payments were made by ARC WingHouse under the KCT Note during the year ended December 31, 2020. Accordingly, the full principal amount of the KCT Note remained outstanding at December 31, 2020. The Company recognized $75,205, and $9,452, of interest expense under the loan during years ended December 31, 2020 and 2019, respectively.

In addition, on October 11, 2019, ARC WingHouse issued the SW Note in favor of Soaring Wings in the amount of $1,000,000 pursuant to which ARC WingHouse borrowed the funds comprising the Second ARCWH Deposit. A description of the SW Note is set forth herein under Note 4. Acquisition of WingHouse. The full principal amount of the SW Note was paid in full as of December 31, 2020.  The Company recognized $44,604, and $12,603 of interest expense under the loan during years ended December 31, 2020 and 2019, respectively.

On October 11, 2019, the Company and ARC WingHouse jointly issued a promissory note in favor of Soaring Wings in the amount of $792,100 pursuant to which the Company and ARC WingHouse agreed to repay funds utilized by Soaring Wings to pay various accrued but unpaid expenses of ARC WingHouse (the “Second SW Note”; together with the First SW Note, the “SW Notes”). Interest accrues under the Second SW Note at a rate of nine percent (9%) per annum commencing May 1, 2020. The entire outstanding principal balance of the Second SW Note was fully paid in 2020. The Company recognized $44,604 of interest expense under the loan during year ended December 31, 2020.

Economic Injury Disaster Loans and Grants

In response to COVID-190, on March 23, 2020 congress enacted P.L. 116-123, the Coronavirus Preparedness and Response Supplemental Appropriations Act, 2020, which provided the SBA with an additional $20 million for SBA disaster assistance administrative expenses and made economic injury from the coronavirus an eligible expense for SBA’s Economic Injury Disaster Loans (EIDL). The purpose of the loan was to help businesses meet financial obligations and operating expenses that could have been met had the disaster not occurred. In connection therewith, applicants who qualified were eligible to receive an advance of $10,000 which provided immediate help for businesses affected by the reduced economic activity resulting from COVID-19 related fiats. The terms for the EIDL loads were offered at 3.75% interest on a thirty-year amortization and repayments starting 24 months from the date of the note. The $10,000 advances were later converted to grants by the “Consolidated Appropriations Act of 2021, signed into law by President Trump on December 27th,2020 which provided full and automatic forgiveness of the monetary advances. ARC Group Inc’s subsidiaries applied for, received and were forgiven for several of these advances including; (i) DWAG Valdosta LLC – received on June 30, 2020, (ii) ARC WingHouse – received on July 8,2020, (iii) DWAG Tallahassee – received on July 14, 2020, (iv) ARC Fat Patty’s – received on July 1,2020. On Jul;y 1, 2020 ARC Fat Patty’s also received $150,000 under the EIDL program. The loan was repaid in full on September 11, 2020. ARC Group Inc and its subsidiaries had no obligations under the EIDL program as of December 31. 2020.

First Round of Paycheck Protection Program Loans

Between April 15, 2020 and April 17, 2020, the Company and each of ARC WingHouse, Seediv, ARC Fat Patty’s, DWAG Tallahassee, LLC, a Florida limited liability company that is a wholly-owned subsidiary of the Company, and DWAG Valdosta, LLC, a Georgia limited liability company that is a wholly-owned subsidiary of the Company (“DWAG Valdosta”), executed loan documents for loans in the aggregate amount of $6,064,560 for which City National Bank served as lender pursuant to the Paycheck Protection Program of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) as administered by the U.S. Small Business Administration (the “SBA”). On April 19, 2020, the Company learned that the loans had been funded and closed.

The loans are evidenced by promissory notes issued by the borrowers in favor of City National Bank. The notes have a term of two years and bear interest at a rate of one percent (1%) per year. Monthly principal and interest payments will commence on the six-month anniversary of the loans. The borrowers may prepay the loans at any time without incurring any prepayment penalties. Under the terms of the loans, up to the entire amount of principal and accrued interest may be forgiven to the extent the proceeds of the loans are used for qualifying expenses as described in the CARES Act and applicable implementing guidance issued by the SBA. The notes provide for customary events of default, including, among others, those relating to failure to make payment, bankruptcy, breaches of representations and certain material adverse events.

ARC Fat Patty’s Main Street Loan

On September 18, 2020 ARC Fat Patty’s, LLC, a wholly-owned subsidiary of the Company (“ARC Fat Patty’s”) executed a Loan and Security Agreement, a Promissory Note, and related documents for a loan in the aggregate amount of $4,369,860 for which City National Bank of Florida (“City National Bank”) served as lender pursuant to the Main Street Priority Loan Facility as established by the Board of Governors of the Federal Reserve System Section 13(3) of the Federal Reserve Act. On September 24, 2020, the Company learned that the Loans had been funded and closed.

The note has a term of five years and bears interest at a rate per annum equal to: (i) the London Interbank Offered Rate for 30-day U.S. dollar deposits as published in the “Money Rates” column of the local edition of The Wall Street Journal, plus (ii) three percent (3%). Commencing on October 18, 2021 and continuing on the eighteenth (18th) day of each month thereafter, ARC Fat Patty’s shall make consecutive monthly payments of accrued interest. On September 18, 2023 and September 18, 2024, ARC Fat Patty’s must make an annual payment of principal plus accrued but unpaid interest in an amount equal to fifteen percent (15%) of the outstanding principal balance of the note (inclusive of accrued but unpaid interest). The entire outstanding principal balance of the note together with all accrued and unpaid interest is due and payable in full on September 18, 2025. ARC Fat Patty’s may prepay the loan at any time without incurring any prepayment penalties. The note provides for customary events of default, including, among others, those relating to a failure to make payment, bankruptcy, breaches of representations and covenants, and the occurrence of certain events. As security for the Note, ARC Fat Patty’s granted City National Bank a security interest in and to any and all of its property. For the year ended December 31, 2020, the Company incurred $39,263 of interest expense, and as of December 31, 2020 the loan balance was $4,293,913.

Transfer of Soaring Wings Promissory Notes

On October 15, 2020, Soaring Wings sold the SW Notes to the Kasturi Children’s Trust for $625,000. In connection therewith, the Kasturi Children’s Trust and ARC WingHouse entered into allonges to each of the SW Notes pursuant to which: (i) the maturity dates of each of the SW Notes was extended to October 15, 2021, (ii) ARC WingHouse agreed to make quarterly interest payments of $17,882 on the First SW Note commencing January 1, 2021, and (iii) ARC WingHouse agreed to make quarterly interest payments of $12,500 on the Second SW Note commencing January 1, 2021. A description of the SW Note is set forth herein under Note 4. Acquisition of WingHouse.  As of December 31, 2020 this was paid in full.

ARC WingHouse Main Street Loan

On October 22, 2020, ARC WingHouse executed a Loan and Security Agreement, a Promissory Note, and related documents for a loan in the aggregate amount of $3,180,900 for which City National Bank served as lender pursuant to the Main Street Priority Loan Facility as established by the Board of Governors of the Federal Reserve System Section 13(3) of the Federal Reserve Act. On October 27, 2020, the Company learned that the Loans had been funded and closed. The note has a term of five years and bears interest at a rate per annum equal to: (i) the London Interbank Offered Rate for 30-day U.S. dollar deposits as published in the “Money Rates” column of the local edition of The Wall Street Journal, plus (ii) three percent (3%). Commencing on November 22, 2021 and continuing on the twenty-second (22nd) day of each month thereafter, ARC WingHouse shall make consecutive monthly payments of accrued interest. On October 22, 2023 and October 22, 2024, ARC WingHouse must make an annual payment of principal plus accrued but unpaid interest in an amount equal to fifteen percent (15%) of the outstanding principal balance of the note (inclusive of accrued but unpaid interest). The entire outstanding principal balance of the note together with all accrued and unpaid interest is due and payable in full on October 22, 2025. ARC WingHouse may prepay the loan at any time without incurring any prepayment penalties. The note provides for customary events of default, including, among others, those relating to a failure to make payment, bankruptcy, breaches of representations and covenants, and the occurrence of certain events. As security for the note, ARC WingHouse granted City National Bank a security interest in and to any and all of its property. For the year ended December 31, 2020, the Company incurred $19,033 of interest expense, and as of December 31, 2020 the loan balance was $3,180,900.

US Premium Finance

ARC WingHouse finances its insurance policy premiums. As such, the Company entered into two policy premium financing contracts with US Premium Financing covering (1) Cyber Liability (CL) & Employment Practiced Liability (EPLI) and (2) Windstorm, Excess Liability, & Property. The CL & EPLI policy was financed at a rate of 5.26% per annum with 10 monthly payments commencing on November 11, 2020. The total policy premium was $80,858 of which the Company made a $20,266 down payment. The resulting principal financed was $60,532 after doc stamps and other fees. Over the life of the loan, the Company will incur $1,469 in total finance charges. The second policy was financed at a rate of 3.5% per annum with 10 monthly payments commencing on September 29, 2020. The total policy premium was $464,704 of which the Company made a $94,102 down payment. The resulting principal financed was $371,904 after doc stamps and other fees. Over the life of the loan, the Company will incur $5,992 in total finance charges.

DWAG Tallahassee Lease Settlement

On December 17, 2020, ARC Group Inc and Bannerman Crossings III entered into a conditional settlement agreement of the Promissory Note and the Shopping Center Lease Agreement, both of which were defaulted under the term of their respective agreements as a result of the Covid-19 pandemic business interruption. In connection therewith, the parties agreed to settle and compromise their claims against each other without any payment, refund, or consideration except as follows; ARC Group Inc shall pay Bannerman Crossings III the total sum of $130,000 pursuant to the following schedule: (i) First payment of $75,000 made upon execution by both parties, the “Execution”, (ii) Second Payment of $15,000 made within 30 days of Execution, (iii) Third Payment of $10,000 made within 60 days of Execution, (iv) Fourth through Ninth Payment of $5,000 made every 30 consecutive days thereafter.

Agreement to Guaranty Obligations

In connection with the completion of the WingHouse Asset Acquisition, Seenu G. Kasturi executed multiple guaranties guaranteeing all of ARC WingHouse’s obligations under the following; (i) the CNB Note, (ii) the SW Note, (iii) the SW Guarantee, (iv) the Store Master Funding WH Master Lease, (v) other WingHouse Leases, (vi) the Store Master Funding Fat Patty’s Master lease, (vii) the Seediv Leases, and (viii) other agreements in connection therewith. By executing the guarantees for the benefit of ARC Group Inc and its subsidiaries, Seenu G Kasturi, the “Gurantor” guaranteed lease and promissory note payments in excess of $58,750,000. In consideration for the Guarantor agreeing to execute the Guarantees, the company agreed to compensate the Guarantor a total of $2,937,500, representing 5% of the total guaranteed payments. The payments are due from immediately available funds in such amounts available at such times they are available. As of December 31, 2020, the balance owed to Seenu G Kasturi in connection with the “Agreement to Guarantee Obligations” was $2,646,091.

The carrying value of the Company’s outstanding notes payables, net of unamortized discount of $230,599 and $261,817 at December 31, 2020 and December 31, 2019, respectively, and excluding financing and operating lease liabilities, was $28,322,494 and $16,528,506 at December 31, 2020 and 2019, respectively. Of these amounts, $5,596,349 and $5,974,745 were classified as short-term and long-term notes payable at December 31, 2020. The company incurred $1,731,171 and $207,033 of interest expense on its notes payable during the years ended December 31, 2020 and 2019, respectively.